                              FINANCIAL STATEMENTS

                    PAINEWEBBER LIFE VARIABLE ANNUITY ACCOUNT

                          YEAR ENDED DECEMBER 31, 1999
                       WITH REPORT OF INDEPENDENT AUDITORS

                    PaineWebber Life Variable Annuity Account

                              Financial Statements

                          Year ended December 31, 1999

                                    CONTENTS

Report of Independent Auditors..............................................1

Audited Financial Statements

Statements of Net Assets....................................................2
Statements of Operations....................................................5
Statements of Changes in Net Assets.........................................7
Notes to Financial Statements...............................................9

[ERNST & YOUNG LETTERHEAD]


                         Report of Independent Auditors

The Board of Directors
PaineWebber Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of each of the divisions of PaineWebber Life Variable Annuity Account (comprised of the Money Market, Strategic Fixed Income, High Grade Fixed Income, Global Income, Balanced, Growth and Income, Growth, Aggressive Growth and Global Equity Divisions) as of December 31, 1999, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1999, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of each of the divisions PaineWebber Life Variable Annuity Account at December 31, 1999, and the individual and combined results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ ERNST & YOUNG LLP

January 19, 2000

                    PaineWebber Life Variable Annuity Account

                            Statements of Net Assets

                                December 31, 1999

                                                                                                     STRATEGIC         HIGH GRADE
                                                                                 MONEY                  FIXED             FIXED
                                                                                MARKET                 INCOME             INCOME
                                                          COMBINED             DIVISION               DIVISION           DIVISION
                                                     ------------------------------------------------------------------------------
ASSETS
Investments at net asset value:
   Mitchell Hutchins Series Trust Money
      Market Portfolio, 3,707,696 shares at
      $1.00 per share (cost - $3,707,696)              $  3,707,696         $   3,707,696         $           -       $           -
   Mitchell Hutchins Series Trust Strategic
      Fixed Income Portfolio, 344,367 shares at
      $10.42 per share (cost - $3,778,262)                3,588,307                     -             3,588,307                   -
   Mitchell Hutchins Series Trust High Grade
      Fixed Income Portfolio, 537,988 shares at
      $8.82 per share (cost - $4,963,249)                 4,745,052                     -                     -           4,745,052
   Mitchell Hutchins Series Trust Global
      Income Portfolio, 369,604 shares at
      $10.54 per share (cost - $4,235,678)                3,895,628                     -                     -                   -
   Mitchell Hutchins Series Trust Balanced
      Portfolio, 1,073,756 shares at
      $11.75 per share (cost - $12,040,417)              12,616,636                     -                     -                   -
   Mitchell Hutchins Series Trust Growth and
      Income Portfolio, 556,613 shares at
      $16.34 per share (cost - $7,296,901)                9,095,061                     -                     -                   -
   Mitchell Hutchins Series Trust Growth
      Portfolio, 709,310 shares at $24.09 per
      share (cost - $12,101,312)                         17,087,278                     -                     -                   -
   Mitchell Hutchins Series Trust Aggressive
      Growth Portfolio, 907,992 shares at
      $17.06 per share (cost - $10,833,045)              15,490,342                     -                     -                   -
   Mitchell Hutchins Series Trust Global
      Equity Portfolio, 542,125 shares at $16.21
      per share (cost - $7,617,533)                       8,787,841                     -                     -                   -
                                                     ------------------------------------------------------------------------------
Total net assets (cost - $66,574,093)                   $79,013,841         $   3,707,696         $   3,588,307       $   4,745,052
                                                     ==============================================================================


        GLOBAL                                GROWTH AND                               AGGRESSIVE           GLOBAL
        INCOME              BALANCED            INCOME             GROWTH               GROWTH              EQUITY
       DIVISION             DIVISION           DIVISION            DIVISION             DIVISION           DIVISION
-----------------------------------------------------------------------------------------------------------------------



  $           -        $            -      $          -       $            -       $            -      $          -


              -                     -                 -                    -                    -                 -


              -                     -                 -                    -                    -                 -


      3,895,628                     -                 -                    -                    -                 -


              -            12,616,636                 -                    -                    -                 -


              -                     -         9,095,061                    -                    -                 -


              -                     -                 -           17,087,278                    -                 -


              -                     -                 -                    -           15,490,342                 -


              -                     -                 -                    -                    -         8,787,841
-----------------------------------------------------------------------------------------------------------------------
  $   3,895,628        $   12,616,636      $  9,095,061       $   17,087,278       $   15,490,342      $  8,787,841
=======================================================================================================================


                    PaineWebber Life Variable Annuity Account


Net assets represented by:
   CURRENTLY PAYABLE ANNUITY CONTRACTS
      High Grade Fixed Income Division                                                                 $         9,375
      Global Income Division                                                                                     2,347
      Balanced Division                                                                                         21,020
      Growth Division                                                                                           12,511
      Aggressive Growth Division                                                                                 4,064
      Global Equity Division                                                                                    11,214
                                                                                                     --------------------
                                                                                                                60,531



   CONTRACTS IN ACCUMULATION PERIOD

                                                                      UNITS            VALUE

                                                                  --------------- ---------------
   CONTRACTS SOLD SUBJECT TO EARLY WITHDRAWAL CHARGES
      Money Market Division                                           305,307          $11.71                3,574,696
      Strategic Fixed Income Division                                 275,073           12.27                3,375,249
      High Grade Fixed Income Division                                397,781           10.60                4,218,123
      Global Income Division                                          293,493           11.61                3,407,508
      Balanced Division                                               636,853           18.12               11,541,423
      Growth and Income Division                                      359,026           23.23                8,341,556
      Growth Division                                                 634,308           25.56               16,212,018
      Aggressive Growth Division                                      599,996           23.14               13,885,550
      Global Equity Division                                          525,841           15.08                7,927,094
                                                                                                     --------------------
                                                                                                            72,483,217

   CONTRACTS SOLD NOT SUBJECT TO EARLY WITHDRAWAL CHARGES
      Money Market Division                                            11,487           11.58                  133,000
      Strategic Fixed Income Division                                  17,522           12.16                  213,058
      High Grade Fixed Income Division                                 49,325           10.49                  517,554
      Global Income Division                                           42,933           11.31                  485,773
      Balanced Division                                                58,510           18.02                1,054,193
      Growth and Income Division                                       31,879           23.64                  753,505
      Growth Division                                                  34,366           25.10                  862,749
      Aggressive Growth Division                                       69,903           22.90                1,600,728
      Global Equity Division                                           62,243           13.65                  849,533
                                                                                                     --------------------
                                                                                                             6,470,093
                                                                                                     --------------------
                                                                                                           $79,013,841
                                                                                                     ====================





See accompanying notes.

                    PaineWebber Life Variable Annuity Account

                            Statements of Operations

                          Year ended December 31, 1999

                                                                                                MONEY
                                                                                               MARKET            STRATEGIC FIXED
                                                                        COMBINED              DIVISION           INCOME DIVISION
                                                                 ----------------------- -------------------- ----------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                                             $  213,786             $178,715              $       -
   Capital gains distributions                                                6,799                    -                    890
                                                                 ----------------------- -------------------- ----------------------
Total investment income                                                     220,585              178,715                    890


Expenses (Note 2):
   Mortality, distribution and expense risk and enhanced
     death benefit fees                                                  (1,600,257)             (80,976)               (80,117)
   Administrative charges                                                  (132,564)              (4,981)                (7,079)
                                                                 ----------------------- -------------------- ----------------------
Total expenses                                                           (1,732,821)             (85,957)               (87,196)
                                                                 ----------------------- -------------------- ----------------------
Net investment income (loss)                                             (1,512,236)              92,758                (86,306)


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTE 4)

Net realized gain (loss) on investments                                   4,096,950                    -               (150,827)
Change in net unrealized appreciation/depreciation of
  investments                                                             6,403,680                    -                (37,556)
                                                                 ----------------------- -------------------- ----------------------
Net increase (decrease) in net assets resulting from
  operations                                                             $8,988,394            $  92,758              $(274,689)
                                                                 ======================= ==================== ======================




See accompanying notes.


 HIGH GRADE
  FIXED             GLOBAL                               GROWTH AND                            AGGRESSIVE              GLOBAL
  INCOME            INCOME             BALANCED            INCOME            GROWTH              GROWTH                EQUITY
 DIVISION          DIVISION            DIVISION           DIVISION          DIVISION            DIVISION              DIVISION
-----------------------------------------------------------------------------------------------------------------------------


$         -        $         -        $         -        $       137        $         -        $         -        $    34,934
          -                  -                268                  -                358                  -              5,283
-----------------------------------------------------------------------------------------------------------------------------
          -                  -                268                137                358                  -             40,217



    (98,509)           (95,642)          (276,669)          (196,284)          (318,683)          (277,973)          (175,404)
     (7,179)            (6,178)           (24,084)           (12,144)           (28,199)           (27,024)           (15,696)
-----------------------------------------------------------------------------------------------------------------------------
   (105,688)          (101,820)          (300,753)          (208,428)          (346,882)          (304,997)          (191,100)
-----------------------------------------------------------------------------------------------------------------------------
   (105,688)          (101,820)          (300,485)          (208,291)          (346,524)          (304,997)          (150,883)



   (114,453)          (320,416)            71,079          1,207,701          1,762,954          1,545,040             95,872

   (134,027)            (4,001)           (48,901)          (279,229)         3,474,464          1,978,493          1,454,437
-----------------------------------------------------------------------------------------------------------------------------
$  (354,168)       $  (426,237)       $  (278,307)       $   720,181        $ 4,890,894        $ 3,218,536        $ 1,399,426
=============================================================================================================================

                    PaineWebber Life Variable Annuity Account

                       Statements of Changes in Net Assets

                     Years ended December 31, 1999 and 1998


                                                                                                     MONEY              STRATEGIC
                                                                                                     MARKET            FIXED INCOME
                                                                               COMBINED             DIVISION            DIVISION
                                                                            --------------------------------------------------------

Net assets at January 1, 1998                                               $ 129,309,639        $   6,426,761        $   6,223,086
Operations:
   Net investment income                                                       11,228,364              169,272              324,585
   Net realized gain (loss) on investments                                      3,212,769                    -                 (911)
   Change in net unrealized appreciation/depreciation of
     investments                                                                2,667,899                    -               80,618
                                                                            --------------------------------------------------------
Net increase in net assets resulting from operations                           17,109,032              169,272              404,292

Changes from principal transactions:
   Purchase payments                                                            2,048,725              127,999               42,075
   Contract distributions and terminations                                    (19,818,608)          (1,081,793)            (589,368)
   Transfer payments (to) from other divisions                                          -            1,490,673              434,096
   Annuity payments and actuarial adjustment in reserves                           (7,234)                   -                    -
                                                                            --------------------------------------------------------
Increase (decrease) in net assets derived from principal
   transactions                                                               (17,777,117)             536,879             (113,197)
                                                                            --------------------------------------------------------
Total increase (decrease)                                                        (668,085)             706,151              291,095
                                                                            --------------------------------------------------------
Net assets at December 31, 1998                                               128,641,554            7,132,912            6,514,181

Operations:

   Net investment income (loss)                                                (1,512,236)              92,758              (86,306)
   Net realized gain (loss) on investments                                      4,096,950                    -             (150,827)
   Change in net unrealized appreciation/depreciation of
     investments                                                                6,403,680                    -              (37,556)
                                                                            --------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 8,988,394               92,758             (274,689)

Changes from principal transactions:
   Purchase payments                                                              595,780              182,921               20,000
   Contract distributions and terminations                                    (59,109,302)          (5,115,448)          (2,934,249)
   Transfer payments (to) from other divisions                                          -            1,414,553              263,064
   Annuity payments and actuarial adjustment in reserves                         (102,585)                   -                    -
                                                                            --------------------------------------------------------
Decrease in net assets derived from principal transactions                    (58,616,107)          (3,517,974)          (2,651,185)
                                                                            --------------------------------------------------------
Total decrease                                                                (49,627,713)          (3,425,216)          (2,925,874)
                                                                            --------------------------------------------------------
Net assets at December 31, 1999                                             $  79,013,841        $   3,707,696        $   3,588,307
                                                                            ========================================================




See accompanying notes.


    HIGH
    GRADE
    FIXED              GLOBAL                                  GROWTH                             AGGRESSIVE            GLOBAL
   INCOME              INCOME             BALANCED           AND INCOME         GROWTH              GROWTH              EQUITY
   DIVISION            DIVISION           DIVISION            DIVISION         DIVISION            DIVISION            DIVISION
---------------------------------------------------------------------------------------------------------------------------------

$  7,734,959        $ 10,092,657        $ 23,338,547        $ 14,297,145     $ 23,451,731        $ 22,416,168        $ 15,328,585


     413,966             433,530           2,435,561             888,413        2,365,645           2,034,563           2,162,829
      84,032             (50,318)            471,298             727,712          148,153           1,288,817             543,986

    (137,347)            317,372             197,232             417,885        3,249,216            (489,190)           (967,887)
---------------------------------------------------------------------------------------------------------------------------------
     360,651             700,584           3,104,091           2,034,010        5,763,014           2,834,190           1,738,928


      80,833              52,258             318,208             512,067          105,883             470,334             339,068
    (951,624)         (1,010,394)         (4,352,343)         (2,353,018)      (4,693,479)         (2,692,313)         (2,094,276)
     178,182            (707,998)            351,613           2,094,124         (706,828)         (1,883,142)         (1,250,720)
        (168)               (811)             (1,962)                  -           (1,424)               (239)             (2,630)
---------------------------------------------------------------------------------------------------------------------------------

    (692,777)         (1,666,945)         (3,684,484)            253,173       (5,295,848)         (4,105,360)         (3,008,558)
---------------------------------------------------------------------------------------------------------------------------------
    (332,126)           (966,361)           (580,393)          2,287,183          467,166          (1,271,170)         (1,269,630)
---------------------------------------------------------------------------------------------------------------------------------
   7,402,833           9,126,296          22,758,154          16,584,328       23,918,897          21,144,998          14,058,955


    (105,688)           (101,820)           (300,485)           (208,291)        (346,524)           (304,997)           (150,883)
    (114,453)           (320,416)             71,079           1,207,701        1,762,954           1,545,040              95,872

    (134,027)             (4,001)            (48,901)           (279,229)       3,474,464           1,978,493           1,454,437
---------------------------------------------------------------------------------------------------------------------------------
    (354,168)           (426,237)           (278,307)            720,181        4,890,894           3,218,536           1,399,426


      20,512              20,669              54,914               4,629           21,886             248,486              21,763
  (2,728,311)         (4,502,000)         (9,285,603)         (7,485,284)     (12,160,827)         (8,444,625)         (6,452,955)
     405,028            (322,528)           (629,956)           (728,793)         497,488            (676,569)           (222,287)
        (842)               (572)             (2,566)                  -          (81,060)               (484)            (17,061)
---------------------------------------------------------------------------------------------------------------------------------
  (2,303,613)         (4,804,431)         (9,863,211)         (8,209,448)     (11,722,513)         (8,873,192)         (6,670,540)
---------------------------------------------------------------------------------------------------------------------------------
  (2,657,781)         (5,230,668)        (10,141,518)         (7,489,267)      (6,831,619)         (5,654,656)         (5,271,114)
---------------------------------------------------------------------------------------------------------------------------------
$  4,745,052        $  3,895,628        $ 12,616,636        $  9,095,061     $ 17,087,278        $ 15,490,342        $  8,787,841
=================================================================================================================================


                    PaineWebber Life Variable Annuity Account

                          Notes to Financial Statements

                                December 31, 1999

1. INVESTMENT AND ACCOUNTING POLICIES

ORGANIZATION

PaineWebber Life Variable Annuity Account (the "Account") was organized by PaineWebber Life Insurance Company (the "Company") in accordance with the provisions of California Insurance laws and is a part of the total operations of the Company. The Company is a wholly-owned subsidiary of PaineWebber Life Holdings, Inc., which is a wholly-owned subsidiary of PaineWebber Group, Inc. (the "Parent"). The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Account invests solely in specified portfolios of Mitchell Hutchins Series Trust (the "Series Trust"), an open-end management investment company under the Investment Company Act of 1940, as directed by eligible contract owners. The Fund receives investment advisory and administrative services from Mitchell Hutchins Asset Management Inc. ("MHAM"), an indirectly wholly-owned subsidiary of the Parent, and is charged fees pursuant to an advisory and administration contract between the Fund and MHAM which has been approved by the Fund's board of trustees. All series of shares are diversified except Global Income Portfolio and Strategic Fixed Income Portfolio. At July 28, 1999, the Global Growth Division changed its name to Global Equity Division.

The Company has elected to terminate sales efforts of the Account. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments to, or transfers into, the Account.

INVESTMENT OPERATIONS

Investments are stated at the closing net asset values per share on December 31, 1999.

The average cost method is used to determine realized gains and losses. Dividends are taken into income on an accrual basis as of the ex-dividend date.

ANNUITY RESERVES

Currently payable annuity contract reserves are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. If the amount paid to the contractholder is less than originally estimated, charges paid for mortality and expense risks are reimbursed to the Company. If additional amounts are required, the Company reimburses the Account.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

                    PaineWebber Life Variable Annuity Account

                    Notes to Financial Statements (continued)

2. EXPENSES

The Company is compensated for mortality, distribution and expense risks and enhanced death benefits by a charge equivalent to an annual rate of 1.60% of the asset value of each contract sold subject to early withdrawal charges and 1.77% of the asset value of each contract sold not subject to early withdrawal charges. These charges amounted to $1,600,257 in 1999.

An annual contract administration charge of $30 is deducted on the first valuation date on or after each contract anniversary prior to the annuity date. A transfer charge of $10 will be imposed on each transfer between divisions (portfolios) of the account in excess of twelve in any one contract year. However, the Company has waived this charge until further notice. A withdrawal transaction charge of the lesser of $25 or 2% of the amount withdrawn will be imposed on each withdrawal in excess of two per contract year. Contracts sold subject to early withdrawal charges are assessed a charge equal to 5% of the amount withdrawn for purchase payments made within a five year period following the date the payment was received. Total administrative charges amounted to $132,564 in 1999.

3. FEDERAL INCOME TAXES

Operations of the Account are a part of the operations of the Company. Under current practice, no federal income taxes are allocated by the Company to the operations of the Account.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments were as follows:


                                                         YEAR ENDED                         YEAR ENDED
                                                      DECEMBER 31, 1999                  DECEMBER 31, 1998
                                               -----------------------------      ------------------------------
                                                 PURCHASES         SALES           PURCHASES             SALES
                                               -----------------------------      ------------------------------
Portfolio:
   Money Market                                $ 2,945,282       $ 6,370,498       $ 5,885,259       $ 5,179,108
   Strategic Fixed Income                        1,044,818         3,342,194         1,028,899           875,168
   High Grade Fixed Income                       1,579,057         3,433,365         1,565,519         1,962,147
   Global Income                                   779,658         5,086,681           760,010         1,963,145
   Balanced                                      3,082,156        10,350,244         5,311,756         5,451,974
   Growth and Income                             2,332,198         9,579,465         6,830,190         4,608,410
   Growth                                        4,405,642        13,813,471         7,139,611         7,423,939
   Aggressive Growth                             2,798,726         9,527,513         4,771,817         5,902,412
   Global Equity                                 2,639,637         7,019,289           890,624         4,069,180
                                               -----------------------------      ------------------------------
                                               $21,607,174       $68,522,720       $34,183,685       $37,435,483
                                               =============================      ==============================

                    PaineWebber Life Variable Annuity Account

                    Notes to Financial Statements (continued)

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Transactions in units were as follows:


                                                                   YEAR ENDED                       YEAR ENDED
                                                                DECEMBER 31, 1999                DECEMBER 31, 1998
                                                            --------------------------      --------------------------
                                                            PURCHASED         REDEEMED       PURCHASED        REDEEMED
                                                            --------------------------      --------------------------
CONTRACTS SOLD SUBJECT TO EARLY
WITHDRAWAL CHARGE
Division:
   Money Market                                               223,338         510,260         464,043         421,725
   Strategic Fixed Income                                      48,659         235,229          50,083          59,852
   High Grade Fixed Income                                     95,889         301,418          96,367         153,339
   Global Income                                               12,828         403,128           7,989         130,404
   Balanced                                                    10,649         553,152          71,669         265,048
   Growth and Income                                           54,934         420,748         212,562         199,835
   Growth                                                      78,681         629,576          93,584         411,616
   Aggressive Growth                                           15,093         444,254          60,703         300,748
   Global Equity                                                8,344         471,696          40,859         279,660
                                                            --------------------------      --------------------------
                                                              548,415       3,969,461       1,097,859       2,222,227
                                                            =========================       =========================
CONTRACTS SOLD NOT SUBJECT TO EARLY
   WITHDRAWAL CHARGE
Division:
   Money Market                                                 6,979          24,393          31,016          27,755
   Strategic Fixed Income                                           -          26,332           1,817           2,456
   High Grade Fixed Income                                      4,932          13,521           7,906          15,669
   Global Income                                                  875          11,508             621          21,425
   Balanced                                                       706          21,514           9,912          40,281
   Growth and Income                                            1,226          19,029          16,642          18,674
   Growth                                                       6,145          18,939          18,682          19,829
   Aggressive Growth                                            4,308          32,419          17,353           5,451
   Global Equity                                                5,253          47,993          28,248          27,899
                                                            --------------------------      --------------------------
                                                               30,424         215,648         132,197         179,439
                                                            =========================       =========================

                    PaineWebber Life Variable Annuity Account

                    Notes to Financial Statements (continued)

6. NET ASSETS

Net assets at December 31, 1999 consisted of the following:


                                                                                              STRATEGIC         HIGH GRADE
                                                                             MONEY              FIXED             FIXED
                                                                             MARKET            INCOME             INCOME
                                                           COMBINED         DIVISION          DIVISION           DIVISION
                                                         ------------------------------------------------------------------
Unit transactions                                        $15,790,487       $ 3,036,672       $ 2,302,665        $ 3,606,768
Accumulated net investment income                         50,783,606           671,024         1,475,597          1,356,481
Net unrealized appreciation (depreciation)
   of investments                                         12,439,748                 -          (189,955)          (218,197)
                                                         ------------------------------------------------------------------
                                                         $79,013,841       $ 3,707,696       $ 3,588,307        $ 4,745,052
                                                         ==================================================================




                                                                    GLOBAL                              GROWTH AND
                                                                    INCOME            BALANCED            INCOME
                                                                   DIVISION           DIVISION           DIVISION
                                                                ---------------------------------------------------

Unit transactions                                               $  2,362,718        $  1,848,834       $    661,969
Accumulated net investment
   income                                                          1,872,960          10,191,583          6,634,932
Net unrealized appreciation (depreciation) of investments           (340,050)            576,219          1,798,160
                                                                ---------------------------------------------------
                                                                $  3,895,628        $ 12,616,636       $  9,095,061
                                                                ====================================================




                                                                                    AGGRESSIVE         GLOBAL
                                                                   GROWTH             GROWTH           EQUITY
                                                                  DIVISION            DIVISION        DIVISION
                                                              -------------------------------------------------
Unit transactions                                               $         -       $    51,459       $ 4,936,251
Accumulated net investment
   income                                                        12,101,312        10,781,586         2,681,282

Net unrealized appreciation (depreciation) of investments         4,985,966         4,657,297         1,170,308
                                                              -------------------------------------------------
                                                                $17,087,278       $15,490,342       $ 8,787,841
                                                              =================================================


                              FINANCIAL STATEMENTS

                       PAINEWEBBER LIFE INSURANCE COMPANY

                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                       WITH REPORT OF INDEPENDENT AUDITORS

                       PaineWebber Life Insurance Company

                              Financial Statements

                  Years ended December 31, 1999, 1998 and 1997

                                    CONTENTS

Report of Independent Auditors................................................1

Audited Financial Statements

Balance Sheets................................................................2
Statements of Income..........................................................3
Statements of Changes in Stockholder's Equity.................................4
Statements of Cash Flows......................................................5
Notes to Financial Statements.................................................6

[ERNST & YOUNG LETTERHEAD]

                         Report of Independent Auditors

The Board of Directors
PaineWebber Life Insurance Company

We have audited the accompanying balance sheets of PaineWebber Life Insurance Company as of December 31, 1999 and 1998, and the related statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PaineWebber Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

                                                 /s/ ERNST & YOUNG LLP

Des Moines, Iowa
April 11, 2000

                       PaineWebber Life Insurance Company

                                 Balance Sheets


                                                                            DECEMBER 31
                                                                      1999             1998
                                                                 -------------------------------
ASSETS
Investments:
   Fixed maturities:
     Held to maturity, at amortized cost (market: 1999 -
       $7,471,800; 1998 - $5,533,121)                            $  7,509,104       $  5,450,208
     Available for sale, at market (amortized cost: 1999 -
       $44,915; 1998 - $55,671)                                        46,800             59,400
   Short-term investments                                          11,307,712         10,696,834
                                                                 -------------------------------
Total investments                                                  18,863,616         16,206,442

Cash and cash equivalents                                           1,106,416            212,970
Accrued investment income                                             198,409            223,443
Deferred policy acquisition costs                                  82,877,800         61,769,920
Goodwill, less accumulated amortization (1999 -
  $840,000; 1998 - $720,000)                                          360,000            480,000
Due from affiliate under tax allocation agreement                           -            240,766
Other assets                                                           93,102            163,678
Separate account assets                                            79,013,841        128,641,553
                                                                 ===============================
Total assets                                                     $182,513,184       $207,938,772
                                                                 ===============================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Net funds held on reinsurance assumed                         $ 43,928,191       $ 32,128,624
   Expense allowance payable on reinsurance assumed                 2,115,114            487,133
   Deferred income taxes                                            9,064,952          5,418,448
   Other liabilities                                                1,424,654          1,033,679
   Separate account liabilities                                    79,013,841        128,641,553
                                                                 --------------------------------
Total liabilities                                                 135,546,752        167,709,437

Commitments and contingencies (Note 8)

Stockholder's equity:
   Common Stock, $100 par value - 25,000
     shares authorized, issued and outstanding                      2,500,000          2,500,000
   Additional paid-in capital                                      26,757,295         26,757,295
   Accumulated other comprehensive income                               1,225              2,424
   Retained earnings                                               17,707,912         10,969,616
                                                                 --------------------------------
Total stockholder's equity                                         46,966,432         40,229,335
                                                                 --------------------------------
Total liabilities and stockholder's equity                       $182,513,184       $207,938,772
                                                                 ===============================



See accompanying notes.

                       PaineWebber Life Insurance Company

                              Statements of Income


                                                                                  YEAR ENDED DECEMBER 31
                                                                     1999                      1998                    1997
                                                         --------------------------------------------------------------------------
Revenues:
   Annuity product charges                                          $21,551,696               $15,674,503              $11,922,506
   Investment income, net of related expenses                           791,398                   812,070                  687,963
   Realized loss on investments                                            (650)                     (795)                    (156)
                                                         --------------------------------------------------------------------------
Total revenues                                                       22,342,444                16,485,778               12,610,313

Expenses:
   Commissions                                                       19,937,100                12,798,511                8,037,598
   General expenses                                                  14,359,601                 8,503,368                5,526,993
   Insurance taxes                                                      124,434                   106,904                   78,188
   Policy acquisition costs deferred                                (26,951,522)              (16,133,100)              (8,482,896)
   Amortization of deferred policy acquisition costs                  3,802,892                 3,051,994                2,376,746
   Amortization of goodwill                                             120,000                   120,000                  120,000
   Loss on recapture of reinsurance assumed                             273,728                         -                        -
                                                         --------------------------------------------------------------------------
Total expenses                                                       11,666,233                 8,447,677                7,656,629
                                                         --------------------------------------------------------------------------
Income before income taxes                                           10,676,211                 8,038,101                4,953,684

Income tax expense (benefit):
   Current                                                              290,766                  (240,766)                  50,000
   Deferred                                                           3,647,149                 3,054,433                2,362,710
                                                         --------------------------------------------------------------------------
                                                                      3,937,915                 2,813,667                2,412,710
                                                         --------------------------------------------------------------------------
Net income                                                         $  6,738,296              $  5,224,434             $  2,540,974
                                                         ==========================================================================



See accompanying notes.

                       PaineWebber Life Insurance Company

                  Statements of Changes in Stockholder's Equity


                                                                                   ACCUMULATED
                                                                  ADDITIONAL          OTHER                               TOTAL
                                                    COMMON         PAID-IN         COMPREHENSIVE       RETAINED        STOCKHOLDER'S
                                                     STOCK         CAPITAL           INCOME            EARNINGS           EQUITY
                                                 ----------------------------------------------------------------------------------

Balances at January 1, 1997                      $  2,500,000     $ 26,757,295     $      2,011      $  3,204,208     $ 32,463,514
   Comprehensive income:
      Net income                                            -                -                -         2,540,974        2,540,974
      Change in net unrealized
       appreciation of invest-
       ments, net of tax                                    -                -              453                 -              453
                                                                                                                      ------------
   Total comprehensive income                                                                                            2,541,427
                                                 ----------------------------------------------------------------------------------
Balances at December 31, 1997                       2,500,000       26,757,295            2,464         5,745,182       35,004,941
   Comprehensive income (loss):
      Net income                                            -                -                -         5,224,434        5,224,434
      Change in net unrealized appreciation of
         investments, net of tax                            -                -              (40)                -              (40)
                                                                                                                      ------------
   Total comprehensive income                                                                                            5,224,394
                                                 ----------------------------------------------------------------------------------
Balances at December 31, 1998                       2,500,000       26,757,295            2,424        10,969,616       40,229,335
   Comprehensive income (loss):
      Net income                                            -                -                -         6,738,296        6,738,296
      Change in net unrealized appreciation of
         investments, net of tax                            -                -           (1,199)                -           (1,199)
                                                                                                                      ------------
   Total comprehensive income                                                                                            6,737,097
                                                 ----------------------------------------------------------------------------------
Balances at December 31, 1999                    $  2,500,000     $ 26,757,295     $      1,225      $ 17,707,912     $ 46,966,432
                                                 ==================================================================================

See accompanying notes.

                       PaineWebber Life Insurance Company

                            Statements of Cash Flows


                                                                                              YEAR ENDED DECEMBER 31
                                                                                    1999               1998              1997
                                                                               --------------------------------------------------
OPERATING ACTIVITIES
Net income                                                                     $  6,738,296        $  5,224,434      $  2,540,974
Adjustments to reconcile net income to net cash
   provided by operating activities:
   Amortization of goodwill                                                         120,000             120,000           120,000
   Net amortization of fixed maturities                                              12,826             (25,781)          (46,082)
   Deferral of policy acquisition costs                                         (26,951,522)        (16,133,100)       (8,482,896)
   Amortization of deferred acquisition costs                                     3,802,892           3,051,994         2,376,746
   Change in expense allowance payable and net funds
      held on reinsurance assumed                                                14,693,820           5,445,790         1,023,568
   Payments to ceding companies on reinsurance assumed                           (3,797,888)         (1,346,268)       (1,734,647)
   Payments received from ceding companies on reinsurance assumed                 4,298,638           1,579,774         2,939,412
   Provision for deferred income taxes                                            3,647,149           3,054,433         2,362,710
   Realized loss on investments                                                         650                 795               156
   Loss on recapture of reinsurance assumed                                         273,728                   -                 -
   Changes in operating assets and liabilities, net of reinsurance assumed:
      Decrease (increase) in accrued investment income                               25,034              22,164           (81,067)
      Increase in due from affiliate under tax allocation agreement                 240,766            (240,766)                -
      Decrease (increase) in other assets                                            70,576            (123,821)           63,589
      Increase in other liabilities                                                 390,975             227,809           187,113
                                                                               --------------------------------------------------
Net cash provided by operating activities                                         3,565,940             857,457         1,269,576

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
   Fixed maturities - held to maturity                                            1,245,000           6,235,000         1,360,000
   Fixed maturities - available for sale                                             10,000              10,000             5,000
                                                                               --------------------------------------------------
                                                                                  1,255,000           6,245,000         1,365,000
Cost of investments acquired:
   Fixed maturities - held to maturity                                           (3,316,616)         (3,903,874)       (1,368,226)
   Short-term investments - net                                                    (610,878)         (3,187,234)       (1,558,391)
                                                                               --------------------------------------------------
                                                                                 (3,927,494)         (7,091,108)       (2,926,617)
                                                                               --------------------------------------------------
Net cash used in investing activities                                            (2,672,494)           (846,108)       (1,561,617)
                                                                               --------------------------------------------------
Increase (decrease) in cash and cash equivalents                                    893,446              11,349          (292,041)

Cash and cash equivalents at beginning of year                                      212,970             201,621           493,662
                                                                               --------------------------------------------------
Cash and cash equivalents at end of year                                       $  1,106,416        $    212,970      $    201,621
                                                                               ==================================================






See accompanying notes.

                       PaineWebber Life Insurance Company

                          Notes to Financial Statements

                                December 31, 1999

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

PaineWebber Life Insurance Company (the Company) is a wholly-owned subsidiary of PaineWebber Life Holdings, Inc., which is a wholly-owned subsidiary of PaineWebber Group, Inc. (the Parent). The Company offers separate account variable annuity products. These products are marketed through the Parent's licensed brokers.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

INVESTMENTS

Fixed maturity securities that the Company has the positive intent and ability to hold to maturity are designated as "held to maturity". Held to maturity securities are reported at cost adjusted for amortization of premiums and discounts. Changes in the fair value of these securities, except for declines that are other than temporary, are not reflected in the Company's financial statements. Fixed maturity securities which may be sold are designated as "available for sale". Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity as accumulated other comprehensive income. Securities that are determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the security's new cost basis, by a charge to realized losses in the Company's statements of income.

Premiums and discounts are amortized utilizing the interest method which results in a constant yield over the securities' expected life. Realized gains and losses are determined on the basis of specific identification of investments.

CASH AND CASH EQUIVALENTS

For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

GOODWILL

Goodwill includes the costs of various insurance licenses acquired in conjunction with the purchase of the Company. These costs are being amortized on a straight-line basis over 10 years.

                       PaineWebber Life Insurance Company

                    Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS

Commissions and other costs of acquiring new business which vary with and are primarily related to the production of new business have been deferred. The deferred costs are being amortized in relation to the present value of expected gross profits. This amortization is adjusted periodically to reflect differences in actual and assumed gross profits and changes in assumptions regarding future gross profits.

DEFERRED INCOME TAXES

Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period.

DIVIDEND RESTRICTIONS

Prior approval of insurance regulatory authorities is required for payment of dividends to the Company's parent which exceed an annual limitation. During 2000, the Company will be able to pay dividends to its parent of approximately $1,745,000 without prior approval of statutory authorities.

SEPARATE ACCOUNT

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for the benefit of certain variable annuity contractholders who bear the underlying investment risk. The separate account assets and liabilities are carried at fair value. Fees are received for administrative expenses and for assuming mortality, distribution and expense risks. Operations of the separate account are not included in these financial statements.

COMPREHENSIVE INCOME

Other comprehensive income excludes realized investment losses included in net income which merely represent transfers from unrealized to realized losses. These amounts totaled $422 and $517 in 1999 and 1998, respectively. Such amounts, which have been measured through the date of sale, are net of deferred income tax benefit of $228 and $278 in 1999 and 1998, respectively.

                       PaineWebber Life Insurance Company

                    Notes to Financial Statements (continued)

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. SFAS No. 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Fixed maturities: The fair values for fixed maturities are based on quoted market prices, where available.

     Cash and cash equivalents, short-term investments and separate account assets: The carrying amounts reported in the balance sheet for these financial instruments approximate their fair values.

     Separate account liabilities: Fair values for the Company's liabilities under investment-type insurance contracts are based on cash surrender value of the underlying contracts.

                       PaineWebber Life Insurance Company

                    Notes to Financial Statements (continued)

2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The following sets forth a comparison of the carrying amounts and fair values of the Company's financial instruments subject to provisions of SFAS No. 107:


                                                                 DECEMBER 31
                                                   1999                                1998
                                    -------------------------------       -------------------------------
                                       CARRYING            FAIR             CARRYING            FAIR
                                        AMOUNT             VALUE             AMOUNT             VALUE
                                    -------------------------------       -------------------------------
ASSETS
 Fixed maturities:
    Held to maturity                $  7,509,104       $  7,471,800       $  5,450,208       $  5,533,121
    Available for sale                    46,800             46,800             59,400             59,400
                                    -------------------------------       -------------------------------
                                       7,555,904          7,518,600          5,509,608          5,592,521
 Short-term investments               11,307,712         11,307,712         10,696,834         10,696,834
 Cash and cash equivalents             1,106,416          1,106,416            212,970            212,970
 Separate account assets              79,013,841         79,013,841        128,641,553        128,641,553

LIABILITIES
 Separate account liabilities         79,013,841         78,974,773        128,641,553        128,371,364


3. BASIS OF PRESENTATION

The financial statements prepared on the basis of accounting principles generally accepted in the United States differ from those prepared on a statutory basis primarily as follows: (a) revenues on investment products consist of policy charges for the cost of issuance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (b) acquisition costs such as commissions and other costs related to acquiring new business are being deferred and amortized over the life of the policy rather than being charged to current operations as incurred; (c) policy reserves on investment products are based on full account values rather than discounted methodologies utilizing statutory interest rates;
(d) a portion of fixed maturity investments is designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation credited/charged directly to stockholder's equity rather than valued at amortized cost; (e) deferred federal income taxes are provided for temporary differences between carrying value of assets and liabilities reported in the financial statements and the tax returns; (f) certain assets designated as "non-admitted assets" have been reported as assets rather than being charged to stockholder's equity; (g) the carrying value of investments is reduced to fair value by the recognition of a realized loss in the statement of income when declines in carrying value are judged to be other

                       PaineWebber Life Insurance Company

                    Notes to Financial Statements (continued)

3. BASIS OF PRESENTATION (CONTINUED)

than temporary rather than recording an asset valuation reserve, in the nature of a contingency reserve which is recorded as a liability through a charge to stockholder's equity; (h) net realized capital gains (losses) attributable to changes in the level of market interest rates are recognized in the statement of income in the year of disposition rather than being deferred and amortized over the remaining life of the bonds disposed of; (i) assets and liabilities are restated to fair values, with provision for goodwill and other intangible assets, when a change in ownership occurs rather than retaining their historical value; and (j) reinsurance reserve credits are recorded as reinsurance recoverable assets rather than recorded as a reduction to aggregate policy reserves.

Net income (loss) for the Company as reported in accordance with statutory accounting practices was approximately $1,745,000 in 1999, $(87,000) in 1998 and $1,679,000 in 1997. Total statutory capital and surplus, as reported, was $17,878,000 at December 31, 1999 and $16,127,000 at December 31, 1998.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of California must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the California Insurance Department. At this time it is anticipated that the State of California will adopt Codification. Management has not yet determined the impact of Codification to the Company's statutory-basis financial statements.

                       PaineWebber Life Insurance Company

                    Notes to Financial Statements (continued)

4. INVESTMENTS

At December 31, 1999 and 1998, the amortized cost, gross unrealized gains and losses, and estimated fair value of investments in fixed maturity securities are as follows:

HELD FOR INVESTMENT

                                                                                 GROSS             GROSS          ESTIMATED
                                                              AMORTIZED        UNREALIZED       UNREALIZED          MARKET
                                                                COST             GAINS            LOSSES             VALUE
                                                            ------------------------------------------------------------------
DECEMBER 31, 1999
Bonds - United States Government and agencies               $ 7,509,104       $     4,544       $    41,848       $ 7,471,800
Short-term investments - United States Government and
   agencies                                                  11,307,712                 -                 -        11,307,712
                                                            ------------------------------------------------------------------
                                                            $18,816,816       $     4,544       $    41,848       $18,779,512
                                                            =================================================================

DECEMBER 31, 1998

Bonds - United States Government and agencies               $ 5,450,208       $    86,491       $     3,578       $ 5,533,121
Short-term investments - United States Government and
   agencies                                                  10,696,834                 -                 -        10,696,834
                                                            ------------------------------------------------------------------
                                                            $16,147,042       $    86,491       $     3,578       $16,229,955
                                                            =================================================================


AVAILABLE FOR SALE


                                                 AMORTIZED        GROSS UNREALIZED     GROSS UNREALIZED        ESTIMATED
                                                    COST                GAINS               LOSSES           MARKET VALUE
                                              --------------------------------------------------------------------------------
   DECEMBER 31, 1999
   Bond - other government                           $44,915             $1,885              $ -                  $46,800
                                              ================================================================================

   DECEMBER 31, 1998
   Bond - other government                           $55,671             $3,729              $ -                  $59,400
                                              ================================================================================

                       PaineWebber Life Insurance Company

                    Notes to Financial Statements (continued)

4. INVESTMENTS (CONTINUED)

The unrealized appreciation or depreciation on available-for-sale fixed maturity securities is included in stockholder's equity as accumulated other comprehensive income, reduced by a provision for deferred income taxes. Net unrealized appreciation of available-for-sale fixed maturity securities as reported were comprised of the following:


                                                                                                        DECEMBER 31
                                                                                                   1999             1998
                                                                                              --------------------------------
   Unrealized appreciation on available-for-sale fixed maturity securities                          $1,885           $3,729
   Related net deferred income taxes                                                                   660            1,305
                                                                                              --------------------------------
   Net unrealized appreciation of available-for-sale fixed maturity securities                      $1,225           $2,424
                                                                                              ================================


The amortized cost and estimated fair value of investments in fixed maturity securities, by contractual maturity at December 31, 1999, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                            HELD FOR INVESTMENT                        AVAILABLE FOR SALE
                                                  -----------------------------------------    -----------------------------------
                                                        AMORTIZED               FAIR                AMORTIZED            FAIR
                                                           COST                 VALUE                  COST             VALUE
                                                  ------------------------------------------    -----------------------------------

   Due in one year or less                               $3,159,804           $3,149,500          $         -       $         -
   Due after one year through five years                  4,289,463            4,260,500               44,915            46,800
   Due after five years through ten years                    59,837               61,800                    -                 -
                                                  ------------------------------------------    -----------------------------------
                                                         $7,509,104           $7,471,800              $44,915           $46,800
                                                  ==========================================    ===================================


Major categories of net investment income are as follows:


                                                                              YEAR ENDED DECEMBER 31
                                                                  1999                 1998                  1997
                                                          ----------------------------------------------------------------
   Fixed maturities:
      Held for investment                                           $358,573              $412,981             $478,639
      Available for sale                                               3,195                 4,000                4,534
   Short-term investments                                            514,033               473,963              308,140
   Other                                                                 288                 3,775                3,019
                                                          ----------------------------------------------------------------
                                                                     876,089               894,719              794,332
   Less investment expenses                                           84,691                82,649              106,369
                                                          ----------------------------------------------------------------
                                                                    $791,398              $812,070             $687,963
                                                          ================================================================


At December 31, 1999, investments with an aggregate carrying value of $7,509,104 (1998 - $7,556,679) were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                       PaineWebber Life Insurance Company

                    Notes to Financial Statements (continued)

5. FEDERAL INCOME TAXES

The effective tax rate on income before taxes is different from the prevailing federal income tax rate as follows:


                                                                                     YEAR ENDED DECEMBER 31
                                                                             1999             1998            1997
                                                                         ------------------------------------------------

Income before income taxes                                               $10,676,211       $ 8,038,101        $ 4,953,684
                                                                         ================================================

Tax effect of federal statutory rate (35%)                               $ 3,736,674       $ 2,813,335        $ 1,733,789
Tax effect (decrease) of:
   Dividends received deduction, including revisions to prior year
      estimates in 1997                                                            -           (23,596)            67,857
   Change in valuation allowance                                                   -                 -           (147,872)
   Other, including revisions to prior year estimates                        201,241            23,928            758,936
                                                                         ------------------------------------------------
Income tax expense                                                       $ 3,937,915       $ 2,813,667        $ 2,412,710
                                                                         ================================================


The tax effect of temporary differences giving rise to the Company's deferred income taxes is as follows:


                                                                                     DECEMBER 31
                                                                           1999                     1998
                                                                     ------------------------------------------
   Deferred income tax assets:
      Net operating loss and credit carryovers                         $  4,038,469              $  4,474,012
      Reinsurance                                                        15,374,867                11,245,018
      Deferred front-end load                                               403,584                   256,538
      Other                                                                 146,748                   178,955
                                                                     ------------------------------------------
                                                                         19,963,668                16,154,523
   Deferred income tax liabilities:
      Unrealized appreciation of fixed maturity                                 660                     1,305
      Deferred policy acquisition costs                                  29,007,230                21,520,549
      Fixed maturity discounts                                                1,210                       733
      Other                                                                  19,520                    50,384
                                                                     ------------------------------------------
                                                                         29,028,620                21,572,971
                                                                     ------------------------------------------
   Net deferred income tax liability                                   $  9,064,952              $  5,418,448
                                                                     ==========================================


The Company files a consolidated federal income tax return with its Parent. Each entity within the consolidated tax group reports current income tax expense as allocated under the consolidated tax allocation agreement. Generally, this allocation results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing benefits to the extent their current year losses contribute

                       PaineWebber Life Insurance Company

                    Notes to Financial Statements (continued)

5. FEDERAL INCOME TAXES (CONTINUED)

to reduce consolidated taxes. Under the tax sharing agreement, the Company will not recognize a current benefit for any loss and credit carryforwards until the time they will be able to utilize the loss or credit on a separate company basis. Deferred income taxes have been established by each member of the consolidated group based upon the temporary differences, the reversal of which will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled, within each entity. At December 31, 1999, the Company had net operating loss carryforwards of $11,300,000 for which they have not received a current benefit. The net operating loss carryforwards expire beginning 2009 through 2011.

6. REINSURANCE

The Company has modified coinsurance agreements with various insurance companies to assume a specified percentage of their variable annuity contracts. Under these agreements, the Company receives from the ceding company the account balances of the reinsured contracts. The Company in return pays to the ceding companies an expense allowance for commissions and other expenses associated with the reinsured contracts. In addition, the Company pays or receives an amount equal to the change in the statutory reserve held by the ceding companies on the reinsured contracts, adjusted for investment earnings credits. For the years ended December 31, 1999, 1998 and 1997, the Company recorded annuity product charge of $19,868,827, $13,339,829 and $10,361,869, respectively, related to contracts assumed under these agreements. At December 31, 1999 and 1998, the assets on deposit with ceding companies and funds held on reinsurance assumed are as follows:


                                                                             DECEMBER 31
                                                                 1999                          1998
                                                          -----------------------------------------------

Assets on deposit with ceding companies                     $1,126,314,796                $817,857,660
Funds held on reinsurance assumed                           (1,170,242,987)               (849,986,284)
                                                          -----------------------------------------------
Net funds held on reinsurance assumed                       $  (43,928,191)               $(32,128,624)
                                                          ===============================================


During 1999, the Company recaptured one of its modified coinsurance assumed agreements. The Company received $1,286,000 from the ceding company representing the present value of distributable earnings on the block of business being recaptured. Deferred acquisition costs of $2,040,750 and net funds held on reinsured of $481,022 were recaptured by the ceding company.

                       PaineWebber Life Insurance Company

                    Notes to Financial Statements (continued)

6. REINSURANCE (CONTINUED)

The Company also has a modified coinsurance agreement with American Republic Insurance Company (American Republic) (see Note 7) to cede a specified percentage of the risks associated with the variable annuity contracts. Under this agreement, the Company pays American Republic the reinsurance percentage of charges and deductions collected on the reinsured policies. American Republic, in return, pays the Company an expense allowance for certain developmental, new business and maintenance costs on the reinsured contracts. The Company has also entered into a separate reinsurance agreement to reinsure the enhanced death benefit provision of the contracts. During 1999, 1998 and 1997, the Company incurred reinsurance premiums of $1,045,858, $1,519,246 and $1,465,655, respectively, and had benefit recoveries of $29,514, $107,933 and $48,087, respectively, in connection with these agreements.

7. SERVICE AGREEMENTS WITH RELATED PARTIES

The Company has a third-party and corporate administrative agreements with American Republic to provide services for new business processing and account maintenance of the variable annuity contracts. The Company paid American Republic $335,000, $398,000 and $552,000 for these services in 1999, 1998 and
1997, respectively.

Commissions relating to the sale of all variable annuity contacts are paid to an affiliated company.

8. COMMITMENTS AND CONTINGENCIES

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Potential obligations, if any, are not presently determinable by the Company; accordingly, no accrual has been made on these financial statements.